SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Repayment of debt		$ 2,628	$ 20,132	$ 177,308
Subsequent Event | 2017 Exchangeable Notes
Subsequent Event [Line Items]
Repayment of debt	$ 87,432